RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Schedule of Sensitivity Analysis for Increase in Interest Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Possible increase in interest rates (in percent)	1.00%
Changes in profit/loss before tax for the following year	$ (3.0)	$ (2.7)	$ (0.7)
Changes in equity for the following year	$ 8.7	$ 10.4	$ 16.3